PARTICIPATING LOAN INTERESTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Participating Loan Interests [Abstract]
Interest income	$ 7	$ 7	$ 13	$ 14
Fair value gains	$ 9	$ 25	$ 20	$ 30